Amortized Cost and Fair Values of Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Amortized cost	$ 80,945		$ 66,016
Gross unrealized Gains	2,063		1,500
Gross unrealized Losses	1,001		1,207
Fair value	82,007		66,309
Available-for-sale
Gain (Loss) on Investments [Line Items]
Amortized cost	77,424		62,361
Gross unrealized Gains	1,917		1,389
Gross unrealized Losses	874		1,098
Fair value	78,467		62,652
Available-for-sale | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	16,814		12,650
Gross unrealized Gains	514		97
Gross unrealized Losses	2		138
Fair value	17,326		12,609
Available-for-sale | U.S. Government Agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	932		1,007
Gross unrealized Gains	26		2
Gross unrealized Losses			4
Fair value	958		1,005
Available-for-sale | State And Political Subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	2,724		559
Gross unrealized Gains	62		4
Gross unrealized Losses	47		55
Fair value	2,739		508
Available-for-sale | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	26,232		19,383
Gross unrealized Gains	575		387
Gross unrealized Losses	11		43
Fair value	26,796		19,727
Available-for-sale | Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	306		475
Gross unrealized Gains	9		34
Gross unrealized Losses	42		39
Fair value	273		470
Available-for-sale | Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	916		1,305
Gross unrealized Gains	1		8
Gross unrealized Losses	102		86
Fair value	815		1,227
Available-for-sale | Subprime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	606		696
Gross unrealized Gains	2
Gross unrealized Losses	190		188
Fair value	418		508
Available-for-sale | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,133		1,665
Gross unrealized Gains			1
Gross unrealized Losses	230		335
Fair value	903		1,331
Available-for-sale | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	3,327		2,650
Gross unrealized Gains	89		89
Gross unrealized Losses	77		100
Fair value	3,339		2,639
Available-for-sale | Asset-Backed CLOs
Gain (Loss) on Investments [Line Items]
Amortized cost	1,480		263
Gross unrealized Gains	1
Gross unrealized Losses	37		14
Fair value	1,444		249
Available-for-sale | Other Asset-Backed Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	527		532
Gross unrealized Gains	8		9
Gross unrealized Losses	3		2
Fair value	532		539
Available-for-sale | Foreign Covered Bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	2,410		2,884
Gross unrealized Gains	18
Gross unrealized Losses	3		16
Fair value	2,425		2,868
Available-for-sale | Other Debt Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	16,016		11,800
Gross unrealized Gains	339		148
Gross unrealized Losses	38		57
Fair value	16,317	[1]	11,891	[2]
Available-for-sale | Equity Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	26		36
Gross unrealized Gains	4		11
Fair value	30		47
Available-for-sale | Money Market Funds
Gain (Loss) on Investments [Line Items]
Amortized cost	973		2,538
Fair value	973		2,538
Available-for-sale | Grantor Trust Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,790	[3]	2,164	[4]
Gross unrealized Gains	157	[3]	364	[4]
Gross unrealized Losses	68	[3]	15	[4]
Fair value	1,879	[3]	2,513	[4]
Available-for-sale | Grantor Trust Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,090	[3]	1,626	[4]
Gross unrealized Gains	106	[3]	205	[4]
Gross unrealized Losses	21	[3]	6	[4]
Fair value	1,175	[3]	1,825	[4]
Available-for-sale | Grantor Trust Sub Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	122	[3]	128	[4]
Gross unrealized Gains	6	[3]	30	[4]
Gross unrealized Losses	3	[3]
Fair value	125	[3]	158	[4]
Held-to-maturity
Gain (Loss) on Investments [Line Items]
Amortized cost	3,521		3,655
Gross unrealized Gains	146		111
Gross unrealized Losses	127		109
Fair value	3,540		3,657
Held-to-maturity | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	813
Gross unrealized Gains	53
Fair value	866
Held-to-maturity | State And Political Subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	100		119
Gross unrealized Gains	3		2
Fair value	103		121
Held-to-maturity | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	658		397
Gross unrealized Gains	39		33
Fair value	697		430
Held-to-maturity | Alt-A RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	153		215
Gross unrealized Gains	4		5
Gross unrealized Losses	19		19
Fair value	138		201
Held-to-maturity | Prime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	121		149
Gross unrealized Gains			2
Gross unrealized Losses	10		5
Fair value	111		146
Held-to-maturity | Subprime RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	28		28
Gross unrealized Losses	3		3
Fair value	25		25
Held-to-maturity | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,617		2,709
Gross unrealized Gains	47		69
Gross unrealized Losses	93		81
Fair value	1,571		2,697
Held-to-maturity | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	28		34
Gross unrealized Losses	2		1
Fair value	26		33
Held-to-maturity | Other Securities
Gain (Loss) on Investments [Line Items]
Amortized cost	3		4
Fair value	$ 3		$ 4

[1]	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[2]	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
[3]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[4]	Previously included in the Grantor Trust.